Plant and equipment	6 Months Ended
Jun. 30, 2020
Plant and equipment
Plant and equipment

5.Plant and equipment

		Computer
	Furniture	hardware				Production
	and	and		Leasehold	Right-of-	tooling and
	equipment	software	Vehicles	Improvements	use assets	molds	Total

Cost:
December 31, 2018	494,487	133,403	388,049	384,341	—	4,549,948	5,950,228
Additions	73,691	139,863	—	129,327	—	3,310,971	3,653,852
Adoption of IFRS 16	—	—	—	—	2,061,469	—	2,061,469
Disposals	—	(2,150)	—	—	—	—	(2,150)
December 31, 2019	568,178	271,116	388,049	513,668	2,061,469	7,860,919	11,663,399
Additions	21,476	82,380	—	12,498	237,608	216,096	570,058
Disposals	—	—	(13,884)	(36,110)	—	—	(49,994)
Lease termination and derecognition[1,2]	—	—	—	—	(463,879)	—	(463,879)
Foreign exchange difference	4,949	237	—	14,606	(29,691)	—	(9,899)
June 30, 2020	594,603	353,733	374,165	504,662	1,805,507	8,077,015	11,709,685

Amortization:
December 31, 2018	230,798	65,689	215,251	114,724	—	—	626,462
Additions	77,975	65,600	117,326	121,951	664,797	—	1,047,649
Disposals	—	(1,254)	—	—	—	—	(1,254)
December 31, 2019	308,773	130,035	332,577	236,675	664,797	—	1,672,857
Additions	43,139	45,208	30,748	71,163	241,474	—	431,732
Disposals	—	—	(9,659)	(29,430)	—	—	(39,089)
Lease termination and derecognition[1,2]	—	—	—	—	(260,443)	—	(260,443)
Foreign exchange difference	908	30	—	5,604	18,115	—	24,657
June 30, 2020	352,820	175,273	353,666	284,012	663,943	—	1,829,714

Net book value:
At December 31, 2019	259,405	141,081	55,472	276,993	1,396,672	7,860,919	9,990,542
June 30, 2020	241,783	178,460	20,499	220,650	1,141,564	8,077,015	9,879,971

[1] The Company entered into a sublease agreement for its office space in Los Angeles, USA, with effect from February 1, 2020. As a result of the sublease, the Company derecognized the right-of-use asset relating to the head lease with cost of $319,365 and accumulated amortization of $161,565 (See Note  6 for further information on the net investment in sublease).

[2] The Company terminated one of its warehouse leases on January 31, 2020. As a result of the termination, the Company derecognized the right-of-use asset of the warehouse with cost of $144,514 and accumulated amortization of $98,878 (See Note 9 for further information on the termination of the lease)

On September 29, 2017, the Company entered into a manufacturing agreement with Chongqing Zongshen Automobile Co., Ltd. (“Zongshen”). Under the agreement, the Company agrees to reimburse Zongshen for the cost of prototype tooling and molds estimated to be CNY ¥9.5 million ($1.8 million), which was payable on or before March 18, 2018, subject to a 10% holdback, and mass production tooling and molds estimated to be CNY ¥40 million ($7.7 million) as at June 30, 2020, which shall be payable 50% when Zongshen commences manufacturing the tooling and molds, 40% when Zongshen completes manufacturing the tooling and molds and 10% upon delivery to the Company of the first production vehicle. At June 30, 2020, the Company has completed the prototype tooling and molds with an actual cost of CNY ¥10.1 million ($2 million). As assessed by the Company, the prototype tooling and molds can be adapted for use in mass production. The Company has paid 90% of prototype tooling and molds and 79% of the mass production tooling and molds. Depreciation on the production tooling and molds is charged on a per unit produced basis. No depreciation on the production tooling and molds is charged for period ended June 30, 2020 since no units had been produced using the production tooling and molds.

On October 16, 2017, Jerry Kroll, a director of the Company (“Pledgor”), entered into a Share Pledge Agreement (“Share Pledge”) to guarantee the payment by the Company for the cost of the prototype tooling and molds estimated to be CNY ¥9.5 million ($1.8 million) to Zongshen through the pledge of 400,000 common shares of the Company. The Company approved its obligations under the Share Pledge and has agreed to reimburse the Pledgor on a one for one basis for any pledged shares realized by Zongshen.